Trading Activities - Schedule of Trading Gains and Losses by Market Sector, on Derivative Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative [Line Items]
Trading Results	$ (1,474,902)	$ 20,704,997	$ 5,941,647
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member]
Derivative [Line Items]
Trading Results	(1,071,073)	11,295,753	(8,240,610)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Equity [Member]
Derivative [Line Items]
Trading Results	(2,848,607)	(3,990,077)	17,236,173
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Foreign Currency [Member]
Derivative [Line Items]
Trading Results	2,577,114	4,185,603	583,533
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Interest Rate [Member]
Derivative [Line Items]
Trading Results	(132,336)	9,213,718	(3,637,449)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Derivative [Line Items]
Trading Results	6,239,846	21,773,211	9,944,758
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member]
Derivative [Line Items]
Trading Results	5,162,412	3,173,650	1,447,554
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Equity [Member]
Derivative [Line Items]
Trading Results	(769,729)	3,873,373	16,778,460
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Foreign Currency [Member]
Derivative [Line Items]
Trading Results	1,503,142	(6,217,792)	1,928,787
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Interest Rate [Member]
Derivative [Line Items]
Trading Results	$ 344,021	$ 20,943,980	$ (10,210,043)